Trade receivables and other current assets - Disclosure of Break Down of Trade Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	€ 2,977	€ 905
Due in 3 months or less
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	2,977	905
Due between 3 and 6 months
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables
Due between 6 and 12 months
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables
Due after more than 12 months
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables